Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Issued capital [Member]	Additional paid-in capital [Member]	Treasury shares [Member]	Retained earnings [Member]	Re-measurement of defined benefit plans [Member]	Financial assets at FVOCI reserve [Member]	Foreign currency translation reserve [Member]	Total attributable to the equity holders of the parent [Member]	Non-controlling interests [Member]
Beginning balance at Dec. 31, 2018	$ 221,816	$ 138	$ 110,376	$ (38)	$ 55,016	$ (917)	$ 704	$ (15,251)	$ 150,028	$ 71,788
(Loss)/profit for the year	(951)				(1,632)				(1,632)	681
Other comprehensive income/(loss)	10,631					(704)	680	5,442	5,418	5,213
Total comprehensive (loss)/income for the year, net of tax	9,680				(1,632)	(704)	680	5,442	3,786	5,894
Dividends paid	(2,763)									(2,763)
Effect from the changes in shareholding percentage in subsidiary	(298)		40						40	(338)
Ending balance at Dec. 31, 2019	228,435	138	110,416	(38)	53,384	(1,621)	1,384	(9,809)	153,854	74,581
(Loss)/profit for the year	3,709				(552)				(552)	4,261
Other comprehensive income/(loss)	3,939					81	(729)	5,206	4,558	(619)
Total comprehensive (loss)/income for the year, net of tax	7,648				(552)	81	(729)	5,206	4,006	3,642
Dividends paid	(1,208)									(1,208)
Ending balance at Dec. 31, 2020	234,875	138	110,416	(38)	52,832	(1,540)	655	(4,603)	157,860	77,015
(Loss)/profit for the year	(8,512)				(2,642)				(2,642)	(5,870)
Other comprehensive income/(loss)	(13,994)					228	300	(8,079)	(7,551)	(6,443)
Total comprehensive (loss)/income for the year, net of tax	(22,506)				(2,642)	228	300	(8,079)	(10,193)	(12,313)
Dividends paid	(2,817)									(2,817)
Effect from the changes in shareholding percentage in subsidiary	(235)		(167)						(167)	(68)
Ending balance at Dec. 31, 2021	$ 209,317	$ 138	$ 110,249	$ (38)	$ 50,190	$ (1,312)	$ 955	$ (12,682)	$ 147,500	$ 61,817